FINANCIAL INSTRUMENTS - Disclosure of reclassification of financial instruments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS:
Cash and cash equivalents	$ 15,919,518	$ 14,337,078	$ 29,061,142	$ 24,117,144
Convertible debt facility - derivative component	$ 1,585,000	$ 0